Label	Element	Value
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	GMO U.S. TREASURY FUND
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Liquidity and safety of principal
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2027
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses with respect to ETF Class shares remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2026, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio securities.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	none
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an estimated interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”
The Fund ordinarily enters into repurchase agreements and reverse repurchase agreements. Under the repurchase agreements entered into by the Fund, the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed date, the security from the Fund at the original purchase price plus an agreed upon amount representing interest. Under reverse repurchase agreements, the Fund sells a security backed by the full faith and credit of the U.S. government to a buyer and simultaneously commits to repurchase, on an agreed date, the security from the buyer at the original purchase price plus an agreed upon amount representing interest.
In selecting securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors GMO considers and investment methods GMO uses can change over time.
In addition to Direct U.S. Treasury Obligations, the Fund may invest to a lesser extent in money market funds unaffiliated with GMO and in other fixed income securities that are backed (explicitly or implicitly) by the full faith and credit of the U.S. government or the governments of other developed countries, including but not limited to U.S. and non-U.S. agency securities and securities issued by the Federal Home Loan Bank and the World Bank.
The Fund is not a money market fund and is not subject to the maturity, quality, diversification, disclosure, reporting, and other requirements applicable to money market funds under Rule 2a-7 under the Investment Company Act of 1940.
The Fund’s ETF Class operates as an actively managed exchange-traded fund (“ETF”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	“Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”).
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and a broad-based securities market index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic fixed income market. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class VI shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class VI shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class VI shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and a broad-based securities market index intended solely to represent, in satisfaction of regulatory requirements, the overall domestic fixed income market.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.gmo.com/americas/investment-capabilities/etfs/
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns/Class VI Shares Years Ending December 31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest Quarter: 1.49% 2Q 2023 Lowest Quarter: -0.31% 1Q 2022 Year-to-Date: 1.60% As of 6/30/2026
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-Date:
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	1.60%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	1.49%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(0.31%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary.
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Large Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group w require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Management and Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | ETF Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF Risks – The Fund’s ETF Class operates as an ETF and, as a result of this structure, ETF Class shares are exposed to the following risks:

•
Costs of Buying or Selling Shares Risk.   Due to the costs of buying or selling the Fund’s ETF Class shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of ETF Class shares may significantly reduce investment results and an investment in ETF Class shares may not be advisable for investors who anticipate regularly making small investments.

•
Limited Authorized Participants, Market Makers and Liquidity Providers Risk.   Because the Fund’s ETF Class operates as an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares ETF Class shares directly from the Fund. Retail investors cannot transact in ETF Class shares directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in ETF Class shares, there may be demand for ETF Class shares, thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, ETF Class shares may trade at a material premium or discount to their NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of ETF Class shares. In addition, the ETF Class shares may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•
Trading Risk.   The Fund’s ETF Class shares may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the ETF Class shares and the value of the Fund’s underlying holdings attributable to ETF Class shares. This can be reflected as a spread between the bid and ask prices for the ETF Class shares quoted during the day or a premium or discount in the closing price from their NAV. In addition, although the Fund’s ETF Class shares are currently listed on the Exchange, there can be no assurance that an active trading market for ETF Class shares will develop or be maintained. Trading in ETF Class shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in ETF Class shares of the Fund inadvisable.

•
Cash Transactions Risk.   The Fund may effect some of its creations and redemptions of ETF Class shares for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s ETF Class shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to their NAV. In effecting creations and redemptions in ETF Class shares in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.

•
National Closed Market Trading Risk.   To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s ETF Class shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the NAV of the Fund’s ETF Class shares that may be greater than those experienced by other ETFs.

GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | ETF Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.08%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.28%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	138
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 337
GMO U.S. Treasury Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.98%
GMO U.S. Treasury Fund | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
GMO U.S. Treasury Fund | Class VI
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.53%
Annual Return [Percent]	oef_AnnlRtrPct	0.86%
Annual Return [Percent]	oef_AnnlRtrPct	1.95%
Annual Return [Percent]	oef_AnnlRtrPct	2.19%
Annual Return [Percent]	oef_AnnlRtrPct	1.29%
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	0.79%
Annual Return [Percent]	oef_AnnlRtrPct	5.57%
Annual Return [Percent]	oef_AnnlRtrPct	5.17%
Annual Return [Percent]	oef_AnnlRtrPct	4.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.39%
Performance Inception Date	oef_PerfInceptionDate	Mar. 17, 2009
GMO U.S. Treasury Fund | Class VI | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.82%
GMO U.S. Treasury Fund | Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.82%

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, custody expenses and exchange listing fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees will not be waived below zero. These reimbursements and waivers will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class R6 shares of the Fund.